Average Annual Total Returns - First Trust Industrials-Producer Durables AlphaDEX Fund	First Trust Industrials-Producer Durables AlphaDEX Fund 1 Year	First Trust Industrials-Producer Durables AlphaDEX Fund 5 Years	First Trust Industrials-Producer Durables AlphaDEX Fund 10 Years	First Trust Industrials-Producer Durables AlphaDEX Fund Since Inception	First Trust Industrials-Producer Durables AlphaDEX Fund Inception Date	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions 1 Year	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions 5 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions 10 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions Since Inception	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.63%	14.98%	11.58%	7.87%	May 08, 2007	11.98%	14.55%	11.16%	7.51%	7.37%	11.83%	9.39%	6.32%	13.37%	15.78%	12.36%	8.64%	20.96%	15.60%	14.01%	9.38%	11.06%	12.38%	11.96%	8.28%	11.83%	[1]	13.43%	[1]	12.53%	[1]	[1]

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.